Financial instruments (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of components of cash and cash equivalents	Cash and cash equivalents are comprised of:

	June 30,	June 30,
	2024	2023
	$	$
Cash at bank and on hand	16,231	11,156

Summary of total interest income and interest expense for financial assets or financial liabilities that are not at fair value through profit or loss
Interest expense (net) comprises of total interest income and interest expense for financial assets or financial liabilities that are not at fair value through profit or loss, and can be summarized as follows:

		June 30,	June 30,
	Note	2024	2023
		$	$
Interest expense	15	6,245	5,856
Accretion expense	8, 14	394	911
Interest expense (net)		6,639	6,767

Summary of trade and other receivables

	June 30,	June 30,
	2024	2023
	$	$
Trade receivables	16,025	16,060
Receivable related to working capital adjustment	2,571	5,845
Trade and other receivables	18,596	21,905

Summary of maximum exposure to credit risk for trade receivables
The Company’s maximum exposure to credit risk for its trade receivables is summarized as follows with some of the over 90-day receivable not being covered by EDC:

	June 30,	June 30,
	2024	2023
	$	$
Trade receivables aging:
0-30 days	12,229	11,759
31-90 days	2,995	3,313
Greater than 90 days	2,170	2,554
	17,394	17,626
Expected credit loss provision	(1,369)	(1,566)
Net trade receivables	16,025	16,060

Summary of movement in provision for expected credit losses
The movement in the provision for expected credit losses can be reconciled as follows:

	June 30,	June 30,
	2024	2023
	$	$
Expected credit loss provision:
Expected credit loss provision, beginning balance	(1,566)	(2,281)
Net change in expected credit loss provision during the year	197	715
Expected credit loss provision, ending balance	(1,369)	(1,566)

Summary of provision matrix
The provision matrix below shows the expected credit loss rate for each aging category of trade receivables.

			June 30, 2024
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		0.59%	7.28%	49.72%
Trade receivables	$17,394	$12,229	$2,995	$2,170
Expected credit loss provision	$1,369	$72	$218	$1,079

			June 30, 2023
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		0.64%	8.33%	47.57%
Trade receivables	$17,626	$11,759	$3,313	$2,554
Expected credit loss provision	$1,566	$75	$276	$1,215

Summary of undiscounted contractual maturities of significant financial liabilities	The following are the undiscounted contractual maturities of significant financial liabilities of the Company as at June 30, 2024:

	within 12 months	13-24 months	25-36 months	>36 months	Total
	$	$	$	$	$
Accounts payable and accrued liabilities	21,450	—	—	—	21,450
Sales tax payable	5,955	—	—	—	5,955
Operating facility and loans	19,875	22,050	18,413	17,488	77,825
Lease obligations on right of use assets	3,021	2,028	1,693	5,694	12,436
Other non-current liabilities	—	—	—	1,332	1,332
	50,301	24,078	20,106	24,513	118,998